UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-02554

Name of Registrant: Vanguard Money Market Reserves

Address of Registrant:

P.O. Box 2600

Valley Forge, PA 19482

Name and address of agent for service:

Anne E. Robinson, Esquire

P.O. Box 876

Valley Forge, PA 19482

Date of fiscal year end: August 31

Date of reporting period: May 31, 2019

Item 1: Schedule of Investments

Vanguard Prime Money Market Fund

Schedule of Investments (unaudited)

As of May 31, 2019

		Yield[1]	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (31.5%)
*	Federal Home Loan Bank Discount Notes	2.409%	6/14/19	527,250	526,793
*	Federal Home Loan Bank Discount Notes	2.418%	6/19/19	2,195,000	2,192,356
*	Federal Home Loan Bank Discount Notes	2.410–2.423%	6/21/19	732,884	731,906
*	Federal Home Loan Bank Discount Notes	2.424%	6/26/19	1,310,000	1,307,803
*	Federal Home Loan Bank Discount Notes	2.387%	7/10/19	1,000,000	997,424
*	Federal Home Loan Bank Discount Notes	2.381%	7/12/19	1,002,000	999,293
*	Federal Home Loan Bank Discount Notes	2.358–2.369%	7/17/19	2,040,000	2,033,849
*	Federal Home Loan Bank Discount Notes	2.352%	7/19/19	1,500,000	1,495,314
	United States Treasury Bill	2.425%	6/6/19	2,995,540	2,994,537
	United States Treasury Bill	2.420%	6/13/19	3,500,000	3,497,194
	United States Treasury Bill	2.399%	6/18/19	285,571	285,249
	United States Treasury Bill	2.425%	6/20/19	5,000,000	4,993,640
	United States Treasury Bill	2.425%	6/27/19	4,500,000	4,492,168
	United States Treasury Bill	2.389%	7/9/19	2,500,000	2,493,719
	United States Treasury Bill	2.364%	7/16/19	2,000,000	1,994,112
	United States Treasury Bill	2.394%	7/18/19	432,090	430,747
	United States Treasury Bill	2.415%	7/25/19	2,999,300	2,988,503
	United States Treasury Bill	2.390–2.391%	8/8/19	2,000,000	1,991,023
	United States Treasury Bill	2.349%	8/22/19	2,037,600	2,026,763
Total U.S. Government and Agency Obligations (Cost $38,472,393)					38,472,393
Commercial Paper (35.9%)
Bank Holding Company (0.1%)
2	ABN Amro Funding USA LLC	2.653–2.663%	6/4/19	84,750	84,731
2	ABN Amro Funding USA LLC	2.674%	6/5/19	33,750	33,740
2	ABN Amro Funding USA LLC	2.622%	6/6/19	14,000	13,995
					132,466
Finance—Auto (1.2%)
	American Honda Finance Corp.	2.546–2.567%	6/21/19	84,000	83,882
	American Honda Finance Corp.	2.546%	6/24/19	25,000	24,960
	American Honda Finance Corp.	2.567%	6/25/19	12,750	12,728
	American Honda Finance Corp.	2.617–2.618%	6/26/19	60,750	60,640
	American Honda Finance Corp.	2.537–2.567%	7/11/19	97,500	97,227
	American Honda Finance Corp.	2.557–2.588%	7/22/19	91,600	91,269
	American Honda Finance Corp.	2.547%	7/25/19	98,500	98,126
	American Honda Finance Corp.	2.506%	8/21/19	30,000	29,832
	American Honda Finance Corp.	2.530%	9/9/19	64,000	63,554
	American Honda Finance Corp.	2.509%	9/12/19	119,000	118,152
3	Toyota Motor Credit Corp., 1M USD LIBOR + 0.100%	2.537%	12/18/19	198,000	198,000
3	Toyota Motor Credit Corp., 1M USD LIBOR + 0.110%	2.573%	12/9/19	121,000	121,000
3	Toyota Motor Credit Corp., 1M USD LIBOR + 0.230%	2.668%	7/16/19	396,000	396,000
3	Toyota Motor Credit Corp., 1M USD LIBOR + 0.280%	2.710%	6/26/19	135,000	135,000
					1,530,370
Foreign Banks (19.3%)
2,3	Australia & New Zealand Banking Group Ltd., 1M USD LIBOR + 0.280%	2.747%	6/4/19	329,000	329,000

[2,3]	Australia & New Zealand Banking Group Ltd., 1M USD LIBOR + 0.280%	2.747%	7/5/19	396,000	395,999
[2,3]	Australia & New Zealand Banking Group Ltd., 1M USD LIBOR + 0.340%	2.782%	11/21/19	600,000	600,000
[2,3]	Bank of Nova Scotia, 1M USD LIBOR + 0.090%	2.526%	11/22/19	125,000	125,000
[2,3]	Bank of Nova Scotia, 1M USD LIBOR + 0.100%	2.530%	10/23/19	184,000	184,000
[2,3]	Bank of Nova Scotia, 1M USD LIBOR + 0.100%	2.542%	12/23/19	151,000	151,000
[2,3]	Bank of Nova Scotia, 1M USD LIBOR + 0.110%	2.546%	11/22/19	216,000	216,000
[2,3]	Bank of Nova Scotia, 1M USD LIBOR + 0.120%	2.603%	12/2/19	400,000	400,000
[2,3]	Bank of Nova Scotia, 1M USD LIBOR + 0.120%	2.587%	12/6/19	180,000	180,000
[2,3]	Bank of Nova Scotia, 1M USD LIBOR + 0.120%	2.583%	12/9/19	121,500	121,500
[2,3]	Canadian Imperial Bank of Commerce, 1M USD LIBOR + 0.120%	2.573%	11/12/19	163,000	163,000
[2,3]	Commonwealth Bank of Australia, 1M USD LIBOR + 0.100%	2.541%	9/18/19	62,000	62,000
[2,3]	Commonwealth Bank of Australia, 1M USD LIBOR + 0.100%	2.541%	9/19/19	62,000	62,000
[2,3]	Commonwealth Bank of Australia, 1M USD LIBOR + 0.120%	2.569%	8/14/19	68,000	68,000
[2,3]	Commonwealth Bank of Australia, 1M USD LIBOR + 0.180%	2.617%	4/24/20	91,000	90,997
[2,3]	Commonwealth Bank of Australia, 1M USD LIBOR + 0.210%	2.677%	9/6/19	90,000	90,000
[2,3]	Commonwealth Bank of Australia, 1M USD LIBOR + 0.210%	2.663%	9/13/19	98,750	98,750
[2,3]	Commonwealth Bank of Australia, 1M USD LIBOR + 0.210%	2.648%	9/16/19	64,000	63,998
[2,3]	Commonwealth Bank of Australia, 1M USD LIBOR + 0.300%	2.767%	11/4/19	135,000	135,000
[2,3]	Commonwealth Bank of Australia, 1M USD LIBOR + 0.320%	2.787%	11/8/19	247,000	247,000
[2,3]	Commonwealth Bank of Australia, 1M USD LIBOR + 0.330%	2.797%	9/6/19	150,000	150,000
[2,3]	Commonwealth Bank of Australia, 1M USD LIBOR + 0.330%	2.793%	9/9/19	150,000	150,000
[2,3]	Commonwealth Bank of Australia, 1M USD LIBOR + 0.340%	2.776%	11/22/19	135,000	134,997
[2,3]	Commonwealth Bank of Australia, 1M USD LIBOR + 0.340%	2.770%	11/25/19	198,000	197,995
[2,3]	Commonwealth Bank of Australia, 3M USD LIBOR + 0.050%	2.626%	8/2/19	21,000	20,997
[2]	DBS Bank Ltd.	2.557%	6/27/19	49,500	49,409
[2]	DBS Bank Ltd.	2.557%	6/28/19	100,000	99,809
[2]	DBS Bank Ltd.	2.582%	7/15/19	85,000	84,734
[2]	DBS Bank Ltd.	2.582%	7/16/19	62,000	61,802
[2]	DBS Bank Ltd.	2.583%	7/29/19	194,000	193,200
[2]	DBS Bank Ltd.	2.594%	8/1/19	39,500	39,328
[2]	DBS Bank Ltd.	2.583%	8/5/19	128,000	127,408
[2]	DBS Bank Ltd.	2.510–2.595%	8/9/19	214,000	212,959
[2]	DBS Bank Ltd.	2.505%	8/13/19	59,000	58,702
[2]	DBS Bank Ltd.	2.625%	9/25/19	99,000	98,174
[2]	DBS Bank Ltd.	2.615%	9/27/19	200,000	198,309
[2]	DBS Bank Ltd.	2.582%	10/18/19	200,000	198,031
[2]	DBS Bank Ltd.	2.593%	11/1/19	99,000	97,923
[2]	DBS Bank Ltd.	2.552%	11/15/19	198,000	195,685
[2]	DBS Bank Ltd.	2.511%	11/18/19	59,500	58,803
[2]	DBS Bank Ltd.	2.533%	11/26/19	99,000	97,776

[2]	DNB Bank ASA	2.547%	6/4/19	66,000	65,986
[2]	DNB Bank ASA	2.598%	6/10/19	592,500	592,119
[2]	DNB Bank ASA	2.680%	6/24/19	345,000	344,416
[2]	DNB Bank ASA	2.557%	9/24/19	250,000	247,983
[2,3]	HSBC Bank plc, 1M USD LIBOR + 0.110%	2.593%	10/3/19	300,000	300,000
[2]	National Australia Bank Ltd.	2.711%	6/24/19	173,000	172,704
[2,3]	National Australia Bank Ltd., 1M USD LIBOR + 0.100%	2.567%	10/8/19	607,000	607,000
[2,3]	National Australia Bank Ltd., 1M USD LIBOR + 0.100%	2.549%	11/14/19	301,000	301,000
[2,3]	National Australia Bank Ltd., 1M USD LIBOR + 0.120%	2.573%	8/13/19	167,000	167,000
[2,3]	National Australia Bank Ltd., 1M USD LIBOR + 0.120%	2.569%	8/14/19	167,000	167,000
[2,3]	National Australia Bank Ltd., 1M USD LIBOR + 0.120%	2.550%	2/21/20	211,000	211,000
[2,3]	National Australia Bank Ltd., 1M USD LIBOR + 0.130%	2.581%	2/4/20	303,000	303,000
[2,3]	National Australia Bank Ltd., 1M USD LIBOR + 0.130%	2.568%	2/13/20	120,000	120,000
[2,3]	National Australia Bank Ltd., 1M USD LIBOR + 0.170%	2.623%	6/12/19	200,000	200,000
[2,3]	National Australia Bank Ltd., 1M USD LIBOR + 0.300%	2.738%	8/16/19	343,000	343,000
[2,3]	National Australia Bank Ltd., 1M USD LIBOR + 0.330%	2.797%	9/6/19	300,000	300,000
[2]	Nordea Bank ABP	2.566%	6/24/19	260,000	259,577
[2]	Nordea Bank ABP	2.588%	9/20/19	350,000	347,243
[2,4]	NRW Bank	2.402%	6/3/19	743,000	742,901
[2]	NRW Bank	2.386%	6/5/19	597,500	597,342
[2]	NRW Bank	2.551%	7/16/19	179,500	178,931
[2]	NRW Bank	2.551%	7/17/19	120,000	119,611
[2]	NRW Bank	2.546%	7/23/19	184,000	183,328
[2]	NRW Bank	2.546%	7/24/19	153,000	152,430
[2]	NRW Bank	2.557%	7/30/19	182,000	181,242
[2]	NRW Bank	2.492%	8/20/19	150,500	149,672
[2]	NRW Bank	2.476%	8/23/19	93,000	92,473
[2]	NRW Bank	2.477–2.487%	8/26/19	93,000	92,452
[2]	NRW Bank	2.477%	8/27/19	185,500	184,397
[2]	NRW Bank	2.487%	8/29/19	78,000	77,524
[2]	NRW Bank	2.481%	9/3/19	213,500	212,126
[2]	NRW Bank	2.482%	9/4/19	248,000	246,387
[2]	Royal Bank of Canada	2.680%	6/25/19	550,000	549,028
[2,3]	Royal Bank of Canada, 1M USD LIBOR + 0.180%	2.629%	4/14/20	290,000	290,000
[2,3]	Royal Bank of Canada, 1M USD LIBOR + 0.300%	2.738%	8/30/19	178,000	178,000
[2,3]	Royal Bank of Canada, 1M USD LIBOR + 0.320%	2.801%	8/2/19	595,000	595,000
	Santander UK plc	2.503%	7/31/19	63,494	63,230
[2]	Skandinaviska Enskilda Banken AB	2.602%	6/5/19	60,000	59,983
[2]	Skandinaviska Enskilda Banken AB	2.563%	9/27/19	85,000	84,295
[2]	Societe Generale SA	2.400–2.450%	6/3/19	669,472	669,382
[2]	Svenska Handelsbanken AB	2.584%	9/26/19	300,000	297,514
	Swedbank AB	2.623%	6/6/19	100,100	100,064
	Swedbank AB	2.771%	6/12/19	130,000	129,891
	Swedbank AB	2.772%	6/13/19	250,000	249,772

	Swedbank AB	2.772%	6/14/19	250,000	249,753
	Swedbank AB	2.710%	6/17/19	149,000	148,822
	Swedbank AB	2.710–2.715%	6/18/19	163,200	162,993
[2,3]	Toronto-Dominion Bank, 1M USD LIBOR + 0.100%	2.541%	12/20/19	460,000	460,000
[2,3]	Toronto-Dominion Bank, 1M USD LIBOR + 0.120%	2.587%	12/6/19	470,000	470,000
[2,3]	Toronto-Dominion Bank, 1M USD LIBOR + 0.210%	2.673%	8/9/19	450,000	450,000
[2,3]	Toronto-Dominion Bank, 1M USD LIBOR + 0.210%	2.661%	9/10/19	320,000	320,000
[2,3]	Toronto-Dominion Bank, 1M USD LIBOR + 0.210%	2.663%	9/12/19	350,000	350,000
[2,3]	Toronto-Dominion Bank, 1M USD LIBOR + 0.300%	2.767%	6/7/19	125,000	125,000
[2,3]	Toronto-Dominion Bank, 1M USD LIBOR + 0.300%	2.741%	6/19/19	15,000	15,000
[2,3]	Toronto-Dominion Bank, 1M USD LIBOR + 0.310%	2.740%	6/28/19	215,000	215,000
[2,3]	Toronto-Dominion Bank, 1M USD LIBOR + 0.330%	2.797%	8/7/19	200,000	200,000
[2,3]	Toronto-Dominion Bank, 1M USD LIBOR + 0.370%	2.837%	11/7/19	500,000	500,000
[2,3]	Westpac Banking Corp., 1M USD LIBOR + 0.200%	2.667%	8/8/19	100,000	100,000
[2,3]	Westpac Banking Corp., 1M USD LIBOR + 0.200%	2.653%	9/13/19	324,250	324,247
[2,3]	Westpac Banking Corp., 1M USD LIBOR + 0.210%	2.651%	9/19/19	170,000	170,000
[2,3]	Westpac Banking Corp., 1M USD LIBOR + 0.220%	2.650%	7/26/19	385,000	385,000
[2,3]	Westpac Banking Corp., 1M USD LIBOR + 0.300%	2.753%	6/12/19	366,500	366,500
[2,3]	Westpac Banking Corp., 1M USD LIBOR + 0.300%	2.753%	6/13/19	153,000	153,000
[2,3]	Westpac Banking Corp., 1M USD LIBOR + 0.300%	2.730%	10/28/19	395,000	394,992
[2,3]	Westpac Banking Corp., 1M USD LIBOR + 0.320%	2.787%	11/8/19	215,000	214,995
					23,610,590
Foreign Governments (7.2%)
[2]	Alberta (Province Of)	2.923%	6/3/19	171,500	171,473
[2]	Alberta (Province Of)	2.891%	6/5/19	80,750	80,724
[2]	Alberta (Province Of)	2.573%	10/7/19	99,000	98,106
[2]	Alberta (Province Of)	2.542%	11/5/19	79,276	78,408
	BNG Bank NV	2.397–2.407%	6/3/19	1,798,000	1,797,760
	BNG Bank NV	2.391–2.401%	6/4/19	827,000	826,835
	BNG Bank NV	2.391%	6/5/19	347,000	346,908
	BNG Bank NV	2.391%	6/6/19	310,000	309,897
	BNG Bank NV	2.401%	6/7/19	831,000	830,668
[2]	CDP Financial Inc.	2.710%	6/13/19	350,000	349,687
[2]	CDP Financial Inc.	2.902–2.923%	6/14/19	424,500	424,061
[2]	CDP Financial Inc.	2.777%	7/10/19	135,000	134,599
[2]	CDP Financial Inc.	2.620%	8/7/19	43,000	42,793
[2]	CDP Financial Inc.	2.557%	9/5/19	49,000	48,669
[2]	CDP Financial Inc.	2.459%	9/24/19	15,750	15,627
[4]	CPPIB Capital Inc.	2.572%	7/1/19	99,000	98,790

[4]	CPPIB Capital Inc.	2.481%	10/1/19	30,000	29,750
[4]	CPPIB Capital Inc.	2.526%	10/11/19	15,000	14,863
[4]	CPPIB Capital Inc.	2.527%	10/15/19	15,000	14,858
	Export Development Canada	2.540%	7/19/19	99,000	98,667
	Export Development Canada	2.531%	7/31/19	49,000	48,795
	Export Development Canada	2.549%	9/23/19	371,500	368,535
	Export Development Canada	2.529%	10/29/19	99,000	97,969
	Export Development Canada	2.468%	11/12/19	31,094	30,748
[2]	Hydro-Quebec	2.525%	8/1/19	59,000	58,749
[2]	Hydro-Quebec	2.549%	9/19/19	65,000	64,500
[4]	Ontario Teachers’ Finance Trust	2.855%	6/11/19	109,000	108,915
[4]	Ontario Teachers’ Finance Trust	2.841%	7/9/19	125,000	124,631
[4]	Ontario Teachers’ Finance Trust	2.520%	11/4/19	49,500	48,966
[4]	Ontario Teachers’ Finance Trust	2.471%	12/2/19	31,350	30,959
[2]	Province of Quebec	2.421%	6/3/19	46,500	46,494
[2]	Province of Quebec	2.516–2.527%	8/12/19	698,750	695,245
[2]	Province of Quebec	2.542%	10/8/19	500,000	495,503
[4]	PSP Capital Inc.	2.710%	6/14/19	105,000	104,898
[4]	PSP Capital Inc.	2.711%	6/17/19	100,000	99,881
[4]	PSP Capital Inc.	2.711%	6/18/19	70,000	69,911
[4]	PSP Capital Inc.	2.701%	6/20/19	70,000	69,901
[4]	PSP Capital Inc.	2.659–2.701%	6/27/19	44,750	44,664
[4]	PSP Capital Inc.	2.659%	6/28/19	34,500	34,432
[4]	PSP Capital Inc.	2.526%	7/3/19	48,000	47,893
[4]	PSP Capital Inc.	2.572%	7/5/19	16,000	15,961
[4]	PSP Capital Inc.	2.598%	7/8/19	24,000	23,937
[4]	PSP Capital Inc.	2.562%	7/15/19	50,000	49,845
[4]	PSP Capital Inc.	2.496%	8/19/19	49,500	49,231
[4]	PSP Capital Inc.	2.498%	9/3/19	120,000	119,223
[4]	PSP Capital Inc.	2.481%	10/1/19	24,500	24,296
[4]	PSP Capital Inc.	2.527%	10/15/19	30,000	29,717
					8,816,942
Foreign Industrial (3.1%)
[2]	BASF SE	2.506%	6/17/19	36,000	35,960
[2]	BASF SE	2.541–2.507%	6/24/19	273,000	272,562
[2]	BASF SE	2.507%	6/25/19	24,495	24,454
[2]	BASF SE	2.507%	6/26/19	33,000	32,943
[2]	BASF SE	2.556%	6/28/19	255,000	254,514
[2]	John Deere Canada ULC	2.479%	7/10/19	121,000	120,676
[2]	John Deere Canada ULC	2.554%	7/17/19	34,050	33,940
[2]	John Deere Canada ULC	2.481%	7/24/19	30,000	29,891
[2]	Nestle Capital Corp.	2.552%	7/12/19	64,000	63,816
[2]	Nestle Capital Corp.	2.614%	9/12/19	128,000	127,055
[2]	Nestle Capital Corp.	2.573%	9/23/19	198,000	196,408
[2]	Nestle Capital Corp.	2.589%	10/23/19	393,100	389,090
[2]	Nestle Capital Corp.	2.589%	10/31/19	196,000	193,890
[2]	Nestle Capital Corp.	2.589%	11/6/19	322,000	318,396
	Nestle Finance International Ltd.	2.381%	6/4/19	196,600	196,561
	Nestle Finance International Ltd.	2.551%	6/26/19	166,000	165,708
	Nestle Finance International Ltd.	2.597%	7/22/19	133,000	132,516
	Nestle Finance International Ltd.	2.589%	11/4/19	99,000	97,906
	Nestle Finance International Ltd.	2.588%	11/7/19	65,000	64,268
[2]	Total Capital Canada Ltd.	2.525%	7/2/19	149,300	148,977
[2]	Total Capital Canada Ltd.	2.526%	7/3/19	34,020	33,944
[2]	Total Capital Canada Ltd.	2.526%	7/23/19	145,400	144,873
[2]	Total Capital Canada Ltd.	2.526%	7/24/19	158,000	157,416
[2]	Total Capital Canada Ltd.	2.536%	7/30/19	130,000	129,463

[2]	Total Capital SA	2.381%	6/5/19	301,500	301,420
	Toyota Credit Canada Inc.	2.918%	6/10/19	33,500	33,476
	Toyota Credit Canada Inc.	2.919%	6/11/19	33,500	33,473
[3]	Toyota Credit Canada Inc., 1M USD LIBOR + 0.130%	2.593%	12/9/19	30,000	30,000
					3,763,596
Industrial (5.0%)
[2]	Apple Inc.	2.634%	6/3/19	51,000	50,993
[2]	Apple Inc.	2.711%	6/17/19	148,500	148,323
[2]	Apple Inc.	2.595–2.680%	6/18/19	125,000	124,847
[2]	Apple Inc.	2.574%	6/19/19	105,000	104,866
[2]	Apple Inc.	2.717%	6/24/19	441,000	440,244
[2]	Apple Inc.	2.680–2.712%	6/25/19	148,000	147,737
[2]	Apple Inc.	2.648%	6/26/19	130,700	130,462
[2]	Apple Inc.	2.586%	7/1/19	157,000	156,665
[2]	Apple Inc.	2.583%	7/8/19	226,000	225,405
[2]	Apple Inc.	2.586–2.596%	7/15/19	203,000	202,363
[2]	Apple Inc.	2.586–2.596%	7/16/19	86,500	86,223
[2]	Apple Inc.	2.596%	7/17/19	399,500	398,188
[2]	Apple Inc.	2.596%	7/18/19	102,500	102,156
[2]	Apple Inc.	2.564–2.574%	7/23/19	85,500	85,186
[2]	Apple Inc.	2.565%	10/7/19	171,000	169,464
[2]	Chevron Corp.	2.536%	6/4/19	93,675	93,655
[2]	Cisco Systems Inc.	2.536%	6/6/19	74,000	73,974
	Exxon Mobil Corp.	2.547%	6/5/19	491,500	491,362
	Exxon Mobil Corp.	2.549%	6/18/19	271,000	270,676
	Exxon Mobil Corp.	2.549%	6/19/19	229,000	228,710
	Exxon Mobil Corp.	2.549%	6/21/19	229,000	228,678
	Exxon Mobil Corp.	2.551%	7/11/19	188,000	187,472
	Exxon Mobil Corp.	2.551%	7/12/19	311,000	310,104
	Exxon Mobil Corp.	2.541%	7/25/19	39,000	38,853
	Exxon Mobil Corp.	2.541%	7/26/19	96,000	95,630
	Exxon Mobil Corp.	2.542%	7/31/19	64,000	63,731
[2]	Henkel of America Inc.	2.577%	6/7/19	38,000	37,984
[2]	Henkel of America Inc.	2.536–2.567%	7/15/19	58,250	58,070
[2]	Henkel of America Inc.	2.536%	7/16/19	31,750	31,650
[2]	Henkel of America Inc.	2.568%	7/19/19	32,000	31,891
[2]	Henkel of America Inc.	2.536%	8/6/19	25,050	24,934
[2]	Henkel of America Inc.	2.536%	8/7/19	21,750	21,648
[2]	Henkel of America Inc.	2.537%	8/9/19	32,220	32,064
[2]	Henkel of America Inc.	2.537%	8/12/19	65,275	64,946
[2]	Henkel of America Inc.	2.526%	8/13/19	41,050	40,841
[2]	Novartis Finance Corp.	2.391%	6/5/19	96,000	95,975
[2]	Walmart Inc.	2.371%	6/3/19	74,000	73,990
[2]	Walmart Inc.	2.371%	6/6/19	297,000	296,902
[2]	Walmart Inc.	2.525%	6/11/19	87,000	86,939
[2]	Walmart Inc.	2.526%	6/17/19	64,000	63,929
[2]	Walmart Inc.	2.536%	6/21/19	76,000	75,894
[2]	Walmart Inc.	2.527%	6/24/19	116,000	115,814
[2]	Walmart Inc.	2.527%	6/25/19	262,000	261,562
					6,071,000
Total Commercial Paper (Cost $43,924,964)					43,924,964
Certificates of Deposit (30.2%)
Domestic Banks (6.2%)
	Citibank NA	2.920%	6/11/19	223,500	223,500
	Citibank NA	2.920%	6/12/19	247,500	247,500

	Citibank NA	2.550%	8/22/19	153,000	153,000
	Citibank NA	2.550%	8/23/19	61,000	61,000
	Citibank NA	2.620%	9/12/19	618,000	618,000
	Citibank NA	2.570%	10/21/19	208,000	208,000
	Citibank NA	2.560%	11/1/19	426,000	426,000
	HSBC Bank USA NA	2.640%	6/3/19	43,748	43,749
[3]	HSBC Bank USA NA, 1M USD LIBOR + 0.000%	2.559%	10/30/19	49,500	49,500
[3]	HSBC Bank USA NA, 1M USD LIBOR + 0.130%	2.558%	10/29/19	182,000	182,000
	State Street Bank & Trust Co.	2.480%	8/16/19	600,000	600,000
[3]	State Street Bank & Trust Co., 1M USD LIBOR + 0.100%	2.553%	9/13/19	528,000	528,000
[3]	State Street Bank & Trust Co., 1M USD LIBOR + 0.100%	2.541%	9/20/19	600,000	600,000
[3]	State Street Bank & Trust Co., 1M USD LIBOR + 0.100%	2.567%	10/4/19	653,000	653,000
[3]	US Bank NA, 1M USD LIBOR + 0.280%	2.722%	6/21/19	365,000	365,000
[3]	US Bank NA, 1M USD LIBOR + 0.280%	2.717%	6/24/19	635,000	635,000
[3]	Wells Fargo Bank NA, 1M USD LIBOR + 0.100%	2.553%	9/13/19	293,000	293,000
[3]	Wells Fargo Bank NA, 1M USD LIBOR + 0.100%	2.529%	9/30/19	148,500	148,500
[3]	Wells Fargo Bank NA, 1M USD LIBOR + 0.100%	2.567%	11/8/19	255,000	255,000
[3]	Wells Fargo Bank NA, 1M USD LIBOR + 0.100%	2.540%	11/15/19	238,000	238,000
[3]	Wells Fargo Bank NA, 1M USD LIBOR + 0.130%	2.583%	8/12/19	678,000	678,000
[3]	Wells Fargo Bank NA, 1M USD LIBOR + 0.130%	2.583%	8/14/19	322,000	322,000
					7,527,749
Yankee Certificates of Deposit (24.0%)
[3]	Australia & New Zealand Banking Group, Ltd. (New York Branch), 1M USD LIBOR + 0.280%	2.720%	8/15/19	33,500	33,500
[3]	Australia & New Zealand Banking Group, Ltd. (New York Branch), 1M USD LIBOR + 0.280%	2.721%	8/19/19	66,000	66,000
[3]	Australia & New Zealand Banking Group, Ltd. (New York Branch), 1M USD LIBOR + 0.310%	2.750%	11/15/19	101,000	101,000
	Bank of Montreal (Chicago Branch)	2.900%	6/17/19	205,000	205,000
	Bank of Montreal (Chicago Branch)	2.550%	7/17/19	349,000	349,000
	Bank of Montreal (Chicago Branch)	2.580%	8/9/19	249,000	249,000
[3]	Bank of Montreal (Chicago Branch), 1M USD LIBOR + 0.100%	2.567%	10/7/19	260,000	260,000
[3]	Bank of Montreal (Chicago Branch), 1M USD LIBOR + 0.100%	2.567%	10/8/19	130,500	130,500
[3]	Bank of Montreal (Chicago Branch), 1M USD LIBOR + 0.100%	2.532%	10/17/19	150,000	150,000
[3]	Bank of Montreal (Chicago Branch), 1M USD LIBOR + 0.100%	2.536%	10/22/19	150,000	150,000
[3]	Bank of Montreal (Chicago Branch), 1M USD LIBOR + 0.110%	2.593%	9/3/19	495,000	495,000
[3]	Bank of Montreal (Chicago Branch), 1M USD LIBOR + 0.120%	2.550%	11/25/19	308,000	308,000
[3]	Bank of Montreal (Chicago Branch), 1M USD LIBOR + 0.300%	2.767%	6/7/19	195,000	195,000

[3]	Bank of Montreal (Chicago Branch), 1M USD LIBOR + 0.340%	2.777%	7/24/19	310,000	310,000
[3]	Bank of Nova Scotia (Houston Branch), 1M USD LIBOR + 0.130%	2.597%	9/4/19	153,000	153,001
[3]	Bank of Nova Scotia (Houston Branch), 1M USD LIBOR + 0.130%	2.583%	9/11/19	98,000	98,000
[3]	Bank of Nova Scotia (Houston Branch), 1M USD LIBOR + 0.240%	2.681%	7/18/19	500,000	500,000
[3]	Bank of Nova Scotia (Houston Branch), 1M USD LIBOR + 0.250%	2.713%	7/9/19	448,000	448,000
[3]	Bank of Nova Scotia (Houston Branch), 1M USD LIBOR + 0.270%	2.733%	8/9/19	247,500	247,500
[3]	Bank of Nova Scotia (Houston Branch), 1M USD LIBOR + 0.290%	2.720%	6/26/19	159,000	159,000
	Canadian Imperial Bank of Commerce (New York Branch)	2.550%	10/1/19	248,000	248,000
[3]	Canadian Imperial Bank of Commerce (New York Branch), 1M USD LIBOR + 0.090%	2.576%	10/1/19	350,000	350,000
[3]	Canadian Imperial Bank of Commerce (New York Branch), 1M USD LIBOR + 0.120%	2.587%	11/5/19	162,000	162,000
[3]	Canadian Imperial Bank of Commerce (New York Branch), 1M USD LIBOR + 0.120%	2.550%	11/25/19	459,000	459,000
[3]	Canadian Imperial Bank of Commerce (New York Branch), 1M USD LIBOR + 0.120%	2.550%	11/26/19	61,000	61,000
[3]	Canadian Imperial Bank of Commerce (New York Branch), 1M USD LIBOR + 0.250%	2.703%	8/12/19	327,000	327,000
[3]	Canadian Imperial Bank of Commerce (New York Branch), 1M USD LIBOR + 0.330%	2.797%	7/8/19	400,000	400,000
	Commonwealth Bank of Australia (New York Branch)	2.590%	6/19/19	68,000	68,000
[3]	Commonwealth Bank of Australia (New York Branch), 1M USD LIBOR + 0.100%	2.583%	9/3/19	69,000	69,000
[3]	Commonwealth Bank of Australia (New York Branch), 1M USD LIBOR + 0.220%	2.657%	9/24/19	128,000	128,000
[3]	Commonwealth Bank of Australia (New York Branch), 1M USD LIBOR + 0.280%	2.747%	6/4/19	78,500	78,500
[3]	Commonwealth Bank of Australia (New York Branch), 1M USD LIBOR + 0.280%	2.721%	10/18/19	100,000	100,000
[3]	Commonwealth Bank of Australia (New York Branch), 1M USD LIBOR + 0.310%	2.740%	6/26/19	150,000	150,000
[3]	Commonwealth Bank of Australia (New York Branch), 1M USD LIBOR + 0.320%	2.757%	7/24/19	199,000	199,000
[3]	Cooperatieve Rabobank UA (New York Branch), 1M USD LIBOR + 0.270%	2.702%	6/17/19	269,000	269,000
[3]	Cooperatieve Rabobank UA (New York Branch), 1M USD LIBOR + 0.280%	2.766%	6/3/19	135,000	135,000
[3]	Cooperatieve Rabobank UA (New York Branch), 1M USD LIBOR + 0.280%	2.710%	6/28/19	67,000	67,000
	Credit Agricole Corporate And Investment Bank	2.380%	6/5/19	280,000	280,000
	Credit Agricole Corporate And Investment Bank	2.380%	6/6/19	1,432,000	1,432,000
	Credit Suisse AG (New York Branch)	2.540%	6/13/19	720,000	720,000
	Credit Suisse AG (New York Branch)	2.540%	6/17/19	320,000	320,000
	Credit Suisse AG (New York Branch)	2.540%	7/29/19	457,000	457,000
	Credit Suisse AG (New York Branch)	2.540%	8/2/19	540,000	540,000
	DNB Bank ASA (New York Branch)	2.460%	10/1/19	80,000	80,000
[3]	DNB Bank ASA (New York Branch), 1M USD LIBOR + 0.090%	2.530%	11/15/19	450,000	449,990

[3]	DNB Bank ASA (New York Branch), 1M USD LIBOR + 0.095%	2.539%	11/14/19	300,000	299,993
[3]	DNB Bank ASA (New York Branch), 1M USD LIBOR + 0.100%	2.567%	9/5/19	580,000	580,000
[3]	DNB Bank ASA (New York Branch), 1M USD LIBOR + 0.230%	2.683%	7/12/19	450,000	450,000
	KBC Bank NV (New York Branch)	2.390%	6/3/19	300,000	300,000
	KBC Bank NV (New York Branch)	2.400%	6/5/19	300,000	300,000
	MUFG Bank Ltd. (New York Branch)	2.900%	8/9/19	60,500	60,543
	MUFG Bank Ltd. (New York Branch)	2.570%	8/15/19	194,000	194,000
	MUFG Bank Ltd. (New York Branch)	2.570%	8/20/19	186,500	186,500
	MUFG Bank Ltd. (New York Branch)	2.510%	9/16/19	120,000	120,000
	MUFG Bank Ltd. (New York Branch)	2.520%	9/16/19	174,000	174,000
	MUFG Bank Ltd. (New York Branch)	2.510%	9/19/19	198,000	198,000
	MUFG Bank Ltd. (New York Branch)	2.510%	9/20/19	121,000	121,000
	MUFG Bank Ltd. (New York Branch)	2.510%	9/23/19	121,000	121,000
	MUFG Bank Ltd. (New York Branch)	2.500%	9/24/19	125,000	125,000
	MUFG Bank Ltd. (New York Branch)	2.510%	9/24/19	124,000	124,000
	MUFG Bank Ltd. (New York Branch)	2.500%	9/25/19	198,000	198,000
	MUFG Bank Ltd. (New York Branch)	2.480%	9/30/19	125,000	125,000
	MUFG Bank Ltd. (New York Branch)	2.500%	9/30/19	133,000	133,000
	Natixis (New York Branch)	2.390%	6/4/19	1,173,000	1,173,000
	Natixis (New York Branch)	2.390%	6/5/19	764,000	764,000
	Natixis (New York Branch)	2.390%	6/6/19	502,000	502,000
	Nordea Bank ABP (New York Branch)	2.860%	6/3/19	495,000	495,000
	Nordea Bank ABP (New York Branch)	2.750%	6/17/19	80,000	80,000
[3]	Nordea Bank ABP (New York Branch), 1M USD LIBOR + 0.170%	2.623%	6/12/19	371,000	370,999
[3]	Nordea Bank ABP (New York Branch), 1M USD LIBOR + 0.170%	2.623%	6/13/19	100,000	100,000
[3]	Royal Bank of Canada (New York Branch), 1M USD LIBOR + 0.100%	2.567%	9/6/19	500,000	500,000
[3]	Royal Bank of Canada (New York Branch), 1M USD LIBOR + 0.100%	2.567%	10/4/19	500,000	500,000
[3]	Royal Bank of Canada (New York Branch), 1M USD LIBOR + 0.100%	2.563%	10/9/19	125,000	125,000
[3]	Royal Bank of Canada (New York Branch), 1M USD LIBOR + 0.210%	2.663%	9/11/19	420,000	420,000
[3]	Royal Bank of Canada (New York Branch), 1M USD LIBOR + 0.220%	2.687%	10/4/19	500,000	500,000
[3]	Skandinaviska Enskilda Banken AB (New York Branch), 1M USD LIBOR + 0.120%	2.550%	9/27/19	147,000	147,000
[3]	Skandinaviska Enskilda Banken AB (New York Branch), 1M USD LIBOR + 0.260%	2.711%	6/10/19	300,000	300,000
[3]	Skandinaviska Enskilda Banken AB (New York Branch), 1M USD LIBOR + 0.260%	2.713%	6/13/19	350,000	350,000
[3]	Skandinaviska Enskilda Banken AB (New York Branch), 1M USD LIBOR + 0.280%	2.766%	7/1/19	250,000	249,999
[3]	Skandinaviska Enskilda Banken AB (New York Branch), 1M USD LIBOR + 0.290%	2.757%	8/5/19	100,000	100,000
	Sumitomo Mitsui Banking Corp. (New York Branch)	2.650%	6/5/19	45,000	45,000
	Sumitomo Mitsui Banking Corp. (New York Branch)	2.670%	6/14/19	39,000	39,000
	Sumitomo Mitsui Banking Corp. (New York Branch)	2.590%	7/15/19	322,000	322,000

	Sumitomo Mitsui Banking Corp. (New York Branch)	2.570%	8/8/19	250,000	249,998
	Sumitomo Mitsui Banking Corp. (New York Branch)	2.570%	8/9/19	250,000	249,998
	Sumitomo Mitsui Banking Corp. (New York Branch)	2.570%	8/23/19	306,000	306,000
	Sumitomo Mitsui Banking Corp. (New York Branch)	2.540%	9/11/19	250,000	250,000
[3]	Sumitomo Mitsui Banking Corp. (New York Branch), 1M USD LIBOR + 0.100%	2.586%	9/3/19	850,000	849,995
[3]	Sumitomo Mitsui Banking Corp. (New York Branch), 1M USD LIBOR + 0.100%	2.567%	9/11/19	121,000	120,998
	Svenska HandelsBanken AB (New York Branch)	2.590%	6/19/19	60,000	60,000
[3]	Svenska HandelsBanken AB (New York Branch), 1M USD LIBOR + 0.100%	2.541%	12/20/19	297,000	297,000
[3]	Svenska HandelsBanken AB (New York Branch), 1M USD LIBOR + 0.100%	2.528%	12/30/19	248,000	248,000
[3]	Svenska HandelsBanken AB (New York Branch), 1M USD LIBOR + 0.170%	2.611%	6/18/19	267,000	267,000
[3]	Svenska HandelsBanken AB (New York Branch), 1M USD LIBOR + 0.230%	2.681%	7/10/19	280,000	280,000
[3]	Svenska HandelsBanken AB (New York Branch), 1M USD LIBOR + 0.290%	2.720%	6/26/19	173,000	173,000
[3]	Svenska HandelsBanken AB (New York Branch), 1M USD LIBOR + 0.290%	2.743%	8/13/19	340,000	340,000
[3]	Svenska HandelsBanken AB (New York Branch), 1M USD LIBOR + 0.300%	2.767%	8/6/19	310,000	310,000
[3]	Svenska HandelsBanken AB (New York Branch), 1M USD LIBOR + 0.325%	2.778%	11/13/19	650,000	650,000
[3]	Swedbank AB (New York Branch), 1M USD LIBOR + 0.190%	2.643%	7/11/19	496,000	496,000
[3]	Swedbank AB (New York Branch), 1M USD LIBOR + 0.200%	2.653%	7/12/19	100,000	100,000
[3]	Swedbank AB (New York Branch), 1M USD LIBOR + 0.240%	2.691%	7/10/19	148,500	148,500
[3]	Swedbank AB (New York Branch), 1M USD LIBOR + 0.290%	2.720%	7/25/19	215,000	215,000
	Toronto-Dominion Bank (New York Branch)	2.500%	8/27/19	25,000	25,000
	Toronto-Dominion Bank (New York Branch)	2.460%	10/1/19	130,000	130,000
[3]	Toronto-Dominion Bank (New York Branch), 1M USD LIBOR + 0.320%	2.773%	7/12/19	520,000	520,000
[2,3,4]	Westpac Banking Corp. (New York Branch), 1M USD LIBOR + 0.210%	2.651%	9/20/19	25,000	25,000
					29,361,514
Total Certificates of Deposit (Cost $36,889,263)					36,889,263
Other Notes (1.0%)
[3]	Bank of America NA, 1M USD LIBOR + 0.090%	2.576%	10/1/19	248,000	248,000
[3]	Bank of America NA, 1M USD LIBOR + 0.090%	2.571%	10/2/19	248,000	248,000
[3]	Bank of America NA, 1M USD LIBOR + 0.100%	2.581%	11/1/19	152,000	152,000
[3]	Bank of America NA, 1M USD LIBOR + 0.100%	2.581%	11/5/19	152,000	152,000
[3]	Bank of America NA, 1M USD LIBOR + 0.100%	2.567%	11/12/19	90,000	90,000

[3] Bank of America NA, 1M USD LIBOR + 0.110%	2.577%	12/9/19	180,000	180,000
[3] Bank of America NA, 1M USD LIBOR + 0.300%	2.767%	6/4/19	201,000	201,000
Total Other Notes (Cost $1,271,000)				1,271,000
Repurchase Agreements (1.3%)
JP Morgan Securities LLC (Dated 5/31/19, Repurchase Value $1,350,279,000, collateralized by U.S. Treasury Bill 0.000%, 1/2/20, U.S. Treasury Note/Bond 1.125–1.250%, 2/29/20–9/30/21 and Treasury Inflation Indexed Note/Bond 0.875–1.000%, 1/15/29–2/15/46, with a value of $1,377,000,000)	2.480%	6/3/19	1,350,000	1,350,000
Bank of Montreal (Dated 5/31/19, Repurchase Value $200,093,000, collateralized by U.S. Treasury Note/Bond 1.625–3.000%, 10/15/20–5/15/45 and Treasury Inflation Indexed Note/Bond 0.625%, 1/15/26, with a value of $204,000,000)	2.400%	6/5/19	200,000	200,000
Total Repurchase Agreements (Cost $1,550,000)				1,550,000
Taxable Municipal Bonds (0.0%)
[5] Greene County GA Development Authority Revenue VRDO	2.410%	6/7/19	6,250	6,250
[5] New York State Housing Finance Agency Housing Revenue VRDO	2.500%	6/7/19	18,400	18,400
Total Taxable Municipal Bonds (Cost $24,650)				24,650
Total Investments (99.9%) (Cost $122,132,270)				122,132,270
Other Assets and Liabilities-Net (0.1%)				92,662
Net Assets (100%)				122,224,932

*	The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2

Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.”  At May 31, 2019, the aggregate value of these securities was $32,633,641,000, representing 26.7% of net assets.

3

Adjustable-rate security, rate shown is effective rate at period end. Certain adjustable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

4

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2019, the aggregate value of these securities was $1,977,600,000, representing 1.6% of net assets.

5	Scheduled principal and interest payments are guaranteed by bank letter of credit.
LIBOR—London Interbank Offered Rate.
VRDO—Variable Rate Demand Obligation.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

B. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or

Prime Money Market Fund

rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral..

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At May 31, 2019, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard Federal Money Market Fund

Schedule of Investments (unaudited)

As of May 31, 2019

		Yield[1]	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (83.6%)
2	Fannie Mae Discount Notes	2.430%–2.445%	6/12/19	74,698	74,643
2	Fannie Mae Discount Notes	2.424%	6/26/19	25,000	24,958
2	Fannie Mae Discount Notes	2.399%	7/3/19	488,637	487,601
2	Fannie Mae Discount Notes	2.404%	7/10/19	87,500	87,273
2	Fannie Mae Discount Notes	2.434%	7/17/19	35,000	34,892
2	Fannie Mae Discount Notes	2.404%–2.415%	7/31/19	76,745	76,438
2	Fannie Mae Discount Notes	2.409%	8/7/19	59,365	59,100
2	Fannie Mae Discount Notes	2.378%–2.384%	8/14/19	271,383	270,063
	Federal Home Loan Bank Discount Notes	2.431%	6/7/19	27,065	27,054
	Federal Home Loan Bank Discount Notes	2.448%	6/10/19	56,500	56,466
	Federal Home Loan Bank Discount Notes	2.449%	6/13/19	50,000	49,959
	Federal Home Loan Bank Discount Notes	2.449%	6/19/19	88,000	87,893
	Federal Home Loan Bank Discount Notes	2.450%	6/21/19	800,000	798,919
	Federal Home Loan Bank Discount Notes	2.445%–2.462%	6/28/19	520,700	519,747
	Federal Home Loan Bank Discount Notes	2.462%	7/1/19	25,000	24,949
	Federal Home Loan Bank Discount Notes	2.431%	7/5/19	421,535	420,574
	Federal Home Loan Bank Discount Notes	2.431%	7/8/19	200,000	199,504
	Federal Home Loan Bank Discount Notes	2.443%	7/12/19	75,000	74,792
	Federal Home Loan Bank Discount Notes	2.454%	7/17/19	200,000	199,378
	Federal Home Loan Bank Discount Notes	2.454%	7/18/19	760,000	757,584
	Federal Home Loan Bank Discount Notes	2.452%	7/23/19	1,000,000	996,490
	Federal Home Loan Bank Discount Notes	2.452%	7/26/19	250,000	249,072
	Federal Home Loan Bank Discount Notes	2.452%–2.456%	7/29/19	750,000	747,063
	Federal Home Loan Bank Discount Notes	2.452%	7/30/19	250,000	249,004
	Federal Home Loan Bank Discount Notes	2.425%–2.453%	7/31/19	1,300,900	1,295,647
	Federal Home Loan Bank Discount Notes	2.453%	8/1/19	350,000	348,559
	Federal Home Loan Bank Discount Notes	2.425%–2.456%	8/2/19	665,000	662,229
	Federal Home Loan Bank Discount Notes	2.436%	8/5/19	250,000	248,910
	Federal Home Loan Bank Discount Notes	2.457%	8/6/19	739,305	736,005
	Federal Home Loan Bank Discount Notes	2.409%	8/8/19	150,000	149,323
	Federal Home Loan Bank Discount Notes	2.429%	8/15/19	250,000	248,745
	Federal Home Loan Bank Discount Notes	2.386%–2.429%	8/16/19	800,000	795,954
	Federal Home Loan Bank Discount Notes	2.419%	8/19/19	419,900	417,689
	Federal Home Loan Bank Discount Notes	2.362%	8/23/19	1,516,866	1,508,655
	Federal Home Loan Bank Discount Notes	2.412%	8/28/19	250,000	248,539
	Federal Home Loan Bank Discount Notes	2.435%	8/29/19	120,000	119,284
	Federal Home Loan Bank Discount Notes	2.413%	9/3/19	250,000	248,440
	Federal Home Loan Bank Discount Notes	2.432%	9/5/19	1,000,000	993,573
	Federal Home Loan Bank Discount Notes	2.426%–2.432%	9/6/19	892,000	886,218
	Federal Home Loan Bank Discount Notes	2.414%	9/9/19	250,000	248,340
	Federal Home Loan Bank Discount Notes	2.423%	9/10/19	2,250,000	2,234,850
	Federal Home Loan Bank Discount Notes	2.423%	9/11/19	400,000	397,280
	Federal Home Loan Bank Discount Notes	2.439%	9/17/19	750,000	744,566
	Federal Home Loan Bank Discount Notes	2.429%	10/4/19	225,000	223,125
	Federal Home Loan Bank Discount Notes	2.422%	10/9/19	85,000	84,265
	Federal Home Loan Bank Discount Notes	2.425%	10/15/19	1,000,000	990,952
	Federal Home Loan Bank Discount Notes	2.470%	10/25/19	35,000	34,654
	Federal Home Loan Bank Discount Notes	2.375%	11/22/19	24,200	23,925
3	Federal Home Loan Banks, 1M USD LIBOR + 0.000%	2.440%	7/15/20	500,000	500,000

3	Federal Home Loan Banks, 1M USD LIBOR - 0.020%	2.461%	1/2/20	550,000	550,000
3	Federal Home Loan Banks, 1M USD LIBOR - 0.020%	2.461%	1/2/20	750,000	750,000
3	Federal Home Loan Banks, 1M USD LIBOR - 0.020%	2.422%	3/20/20	500,000	500,000
3	Federal Home Loan Banks, 1M USD LIBOR - 0.020%	2.420%	4/3/20	850,000	850,000
3	Federal Home Loan Banks, 1M USD LIBOR - 0.020%	2.420%	4/3/20	500,000	500,000
3	Federal Home Loan Banks, 1M USD LIBOR - 0.025%	2.416%	12/20/19	750,000	750,000
3	Federal Home Loan Banks, 1M USD LIBOR - 0.025%	2.416%	12/20/19	1,250,000	1,250,000
3	Federal Home Loan Banks, 1M USD LIBOR - 0.025%	2.416%	12/20/19	250,000	250,000
3	Federal Home Loan Banks, 1M USD LIBOR - 0.025%	2.405%	12/23/19	500,000	500,000
3	Federal Home Loan Banks, 1M USD LIBOR - 0.025%	2.428%	1/13/20	500,000	500,000
3	Federal Home Loan Banks, 1M USD LIBOR - 0.025%	2.416%	4/20/20	750,000	750,000
3	Federal Home Loan Banks, 1M USD LIBOR - 0.030%	2.437%	11/8/19	1,475,000	1,475,000
3	Federal Home Loan Banks, 1M USD LIBOR - 0.030%	2.433%	11/12/19	1,000,000	1,000,000
3	Federal Home Loan Banks, 1M USD LIBOR - 0.035%	2.416%	1/10/20	750,000	750,000
3	Federal Home Loan Banks, 1M USD LIBOR - 0.035%	2.394%	1/30/20	930,000	930,000
3	Federal Home Loan Banks, 1M USD LIBOR - 0.040%	2.423%	10/9/19	300,000	300,000
3	Federal Home Loan Banks, 1M USD LIBOR - 0.040%	2.392%	10/17/19	300,000	300,000
3	Federal Home Loan Banks, 1M USD LIBOR - 0.040%	2.400%	11/15/19	500,000	500,000
3	Federal Home Loan Banks, 1M USD LIBOR - 0.040%	2.390%	11/25/19	150,000	150,000
3	Federal Home Loan Banks, 1M USD LIBOR - 0.040%	2.390%	11/26/19	1,000,000	1,000,000
3	Federal Home Loan Banks, 1M USD LIBOR - 0.040%	2.390%	11/26/19	500,000	500,000
3	Federal Home Loan Banks, 1M USD LIBOR - 0.040%	2.396%	1/22/20	750,000	750,000
3	Federal Home Loan Banks, 1M USD LIBOR - 0.050%	2.392%	1/21/20	1,000,000	1,000,000
3	Federal Home Loan Banks, 1M USD LIBOR - 0.060%	2.407%	8/7/19	25,000	25,001
3	Federal Home Loan Banks, 1M USD LIBOR - 0.060%	2.403%	8/9/19	900,000	900,000
3	Federal Home Loan Banks, 1M USD LIBOR - 0.060%	2.381%	9/19/19	500,000	500,000
3	Federal Home Loan Banks, 1M USD LIBOR - 0.060%	2.370%	9/23/19	1,000,000	1,000,000
3	Federal Home Loan Banks, 1M USD LIBOR - 0.080%	2.361%	7/19/19	750,000	750,000

3	Federal Home Loan Banks, 1M USD LIBOR - 0.100%	2.386%	11/1/19	500,000	500,000
3	Federal Home Loan Banks, 1M USD LIBOR - 0.100%	2.367%	11/4/19	250,000	250,000
3	Federal Home Loan Banks, 1M USD LIBOR - 0.100%	2.367%	11/7/19	250,000	250,000
3	Federal Home Loan Banks, 1M USD LIBOR - 0.100%	2.367%	11/7/19	250,000	250,000
3	Federal Home Loan Banks, 1M USD LIBOR - 0.105%	2.336%	7/19/19	177,515	177,507
3	Federal Home Loan Banks, 1M USD LIBOR - 0.105%	2.325%	7/26/19	88,000	88,000
3	Federal Home Loan Banks, 1M USD LIBOR - 0.105%	2.325%	7/26/19	375,000	375,000
3	Federal Home Loan Banks, 1M USD LIBOR - 0.105%	2.325%	7/26/19	450,000	450,000
3	Federal Home Loan Banks, 1M USD LIBOR - 0.105%	2.381%	8/1/19	250,000	250,000
3	Federal Home Loan Banks, 1M USD LIBOR - 0.400%	2.423%	9/9/19	1,000,000	1,000,000
2,3	Federal Home Loan Mortgage Corp., 1M USD LIBOR - 0.100%	2.330%	6/28/19	250,000	250,004
2,3	Federal Home Loan Mortgage Corp., 1M USD LIBOR - 0.100%	2.367%	7/5/19	250,000	250,006
2,3	Federal Home Loan Mortgage Corp., 1M USD LIBOR - 0.100%	2.367%	8/8/19	1,000,000	1,000,000
2,3	Federal Home Loan Mortgage Corp., 1M USD LIBOR - 0.100%	2.353%	8/12/19	1,000,000	1,000,000
2	Freddie Mac Discount Notes	2.437%	6/11/19	300,000	299,798
2	Freddie Mac Discount Notes	2.432%	6/20/19	375,000	374,523
2	Freddie Mac Discount Notes	2.435%	6/21/19	650,000	649,128
2	Freddie Mac Discount Notes	2.439%	6/25/19	350,000	349,435
2	Freddie Mac Discount Notes	2.432%–2.440%	7/2/19	485,623	484,612
2	Freddie Mac Discount Notes	2.397%	7/3/19	350,000	349,259
2	Freddie Mac Discount Notes	2.396%	7/8/19	155,100	154,720
2	Freddie Mac Discount Notes	2.475%	7/17/19	30,443	30,348
2	Freddie Mac Discount Notes	2.443%	7/22/19	850,000	847,086
2	Freddie Mac Discount Notes	2.443%	7/23/19	200,000	199,301
2	Freddie Mac Discount Notes	2.397%	9/4/19	1,050,000	1,043,419
2	Freddie Mac Discount Notes	2.397%	9/5/19	550,000	546,517
2	Freddie Mac Discount Notes	2.412%	9/10/19	850,000	844,301
2	Freddie Mac Discount Notes	2.453%–2.483%	9/18/19	1,880,000	1,866,182
2	Freddie Mac Discount Notes	2.450%	9/24/19	183,679	182,259
2	Freddie Mac Discount Notes	2.419%	10/1/19	166,510	165,161
2	Freddie Mac Discount Notes	2.419%	10/7/19	487,002	482,864
2	Freddie Mac Discount Notes	2.393%–2.438%	10/10/19	634,810	629,288
2	Freddie Mac Discount Notes	2.368%	10/17/19	500,000	495,505
2	Freddie Mac Discount Notes	2.418%–2.429%	10/29/19	379,476	375,689
2	Freddie Mac Discount Notes	2.419%	11/4/19	275,000	272,152
2	Freddie Mac Discount Notes	2.386%–2.396%	11/8/19	384,889	380,839
2	Freddie Mac Discount Notes	2.376%–2.378%	11/19/19	456,630	451,536
2	Freddie Mac Discount Notes	2.348%	11/29/19	491,700	485,965
	United States Treasury Bill	2.425%–2.527%	6/6/19	5,487,596	5,485,736
	United States Treasury Bill	2.420%–2.422%	6/13/19	5,275,000	5,270,772
	United States Treasury Bill	2.419%–2.425%	6/20/19	5,250,000	5,243,326
	United States Treasury Bill	2.425%	6/27/19	4,500,000	4,492,168
	United States Treasury Bill	2.394%	7/2/19	343,285	342,580

	United States Treasury Bill	2.395%–2.396%	7/5/19	996,000	993,760
	United States Treasury Bill	2.389%–2.396%	7/11/19	4,700,000	4,687,592
	United States Treasury Bill	2.394%	7/18/19	4,000,000	3,987,571
	United States Treasury Bill	2.415%	7/25/19	2,000,000	1,992,800
	United States Treasury Bill	2.399%	8/1/19	2,000,000	1,991,917
	United States Treasury Bill	2.394%	8/8/19	4,000,000	3,982,018
	United States Treasury Bill	2.374%	8/15/19	2,500,000	2,487,708
	United States Treasury Bill	2.324%	8/29/19	2,000,000	1,988,578
	United States Treasury Bill	2.348%	11/29/19	749,625	740,881
3	United States Treasury Floating Rate Note, 3M US T-Bill + 0.139%	2.488%	4/30/21	250,000	250,000
Total U.S. Government and Agency Obligations (Cost $101,930,955)					101,930,955
Repurchase Agreements (17.5%)
	Bank of Nova Scotia (Dated 5/31/19, Repurchase Value $1,950,403,000, collateralized by Treasury Inflation Indexed Note/Bond 0.125%-2.375%, 1/15/20-2/15/48, U.S. Treasury Bill 0.000%, 6/4/19-4/23/20, U.S. Treasury Note/Bond 0.875%-8.500%, 6/15/19-5/15/49, with a value of $1,989,000,000)	2.480%	6/3/19	1,950,000	1,950,000
	Canadian Imperial Bank of Commerce (Dated 5/31/19, Repurchase Value $1,100,227,000, collateralized by Treasury Inflation Indexed Note/Bond 0.125%-2.375%, 4/15/20-2/15/48, U.S. Treasury Note/Bond 2.000%-4.750%, 4/15/21-8/15/48, with a value of $1,122,000,000)	2.480%	6/3/19	1,100,000	1,100,000
	Canadian Imperial Bank of Commerce (Dated 5/30/19, Repurchase Value $602,410,000, collateralized by Treasury Inflation Indexed Note/Bond 0.125%-0.875%, 4/15/22-1/15/29, U.S. Treasury Bill 0.000%, 11/7/19, U.S. Treasury Note/Bond 1.125%-3.750%, 8/15/19-8/15/48, with a value of $612,000,000)	2.410%	7/29/19	600,000	600,000
	Credit Agricole Corporate & Investment Bank NY Branch (Dated 5/28/19, Repurchase Value $750,354,000, collateralized by U.S. Treasury Note/Bond 1.875%-2.875%, 9/30/22-5/15/28, with a value of $765,000,000)	2.430%	6/4/19	750,000	750,000
	Credit Agricole Corporate & Investment Bank NY Branch (Dated 5/30/19, Repurchase Value $2,351,129,000, collateralized by U.S. Treasury Bill 0.000%, 7/25/19, U.S. Treasury Note/Bond 1.375%-3.000%, 10/31/21-5/15/27, with a value of $2,397,000,000)	2.470%	6/6/19	2,350,000	2,350,000

Credit Agricole Corporate & Investment Bank NY Branch (Dated 5/31/19, Repurchase Value $908,427,000, collateralized by U.S. Treasury Bill 0.000%, 5/21/20, U.S. Treasury Note/Bond 1.375%-3.000%, 9/15/20-5/15/45, with a value of $918,000,000)	2.440%	6/7/19	900,000	900,000
Goldman Sachs & Co. (Dated 5/31/19, Repurchase Value $3,001,429,000, collateralized by Treasury Inflation Indexed Note/Bond 0.625%-1.750%, 4/15/23-1/15/28, U.S. Treasury Note/Bond 1.125%-7.125%, 9/30/20-8/15/45, with a value of $3,060,000,000)	2.450%	6/7/19	3,000,000	3,000,000
JP Morgan Securities LLC (Dated 5/31/19, Repurchase Value $1,350,279,000, collateralized by Treasury Inflation Indexed Note/Bond 0.125%-0.750%, 7/15/26-2/15/42, U.S. Treasury Note/Bond 2.500%-6.000%, 2/15/26-2/15/48, with a value of $1,377,000,000)	2.480%	6/3/19	1,350,000	1,350,000
JP Morgan Securities LLC (Dated 5/29/19, Repurchase Value $2,000,964,000, collateralized by U.S. Treasury Bill 0.000%, 1/2/20, U.S. Treasury Note/Bond 2.125%-3.000%, 8/31/20-2/15/45, with a value of $2,040,000,000)	2.480%	6/5/19	2,000,000	2,000,000
JP Morgan Securities LLC (Dated 5/30/19, Repurchase Value $1,000,484,000, collateralized by U.S. Treasury Note/Bond 2.750%, 7/31/23, with a value of $1,020,001,000)	2.490%	6/6/19	1,000,000	1,000,000
Mizuho Securities (USA) Inc. (Dated 5/31/19, Repurchase Value $500,103,000, collateralized by U.S. Treasury Bill 0.000%, 8/29/19-9/19/19, U.S. Treasury Note/Bond 1.375%-1.750%, 5/15/20-9/30/22, with a value of $510,000,000)	2.480%	6/3/19	500,000	500,000
Nomura International plc (Dated 5/31/19, Repurchase Value $650,134,000, collateralized by Treasury Inflation Indexed Note/Bond 0.250%-3.875%, 7/15/19-2/15/48, U.S. Treasury Bill 0.000%, 8/22/19-10/24/19, U.S. Treasury Note/Bond 1.375%-8.000%, 2/15/20-8/15/48, with a value of $663,000,000)	2.480%	6/3/19	650,000	650,000
RBC Capital Markets LLC NY Branch (Dated 5/24/19, Repurchase Value $1,856,812,000, collateralized by Treasury Inflation Indexed Note/Bond 0.125%-1.375%, 4/15/20-2/15/46, U.S. Treasury Note/Bond 1.125%-4.500%, 5/31/20-8/15/48, with a value of $1,887,000,000)	2.410%	7/18/19	1,850,000	1,850,000

RBC Capital Markets LLC NY Branch (Dated 5/22/19, Repurchase Value $803,106,000, collateralized by Treasury Inflation Indexed Note/Bond 1.875%, 7/15/19, U.S. Treasury Note/Bond 2.000%-7.625%, 2/15/21-11/15/45, with a value of $816,000,000)	2.410%	7/19/19	800,000	800,000
RBC Capital Markets LLC NY Branch (Dated 4/10/19, Repurchase Value $1,104,307,000, collateralized by Treasury Inflation Indexed Note/Bond 0.375%-3.875%, 7/15/19-4/15/29, U.S. Treasury Note/Bond 1.375%-8.500%, 2/15/20-11/15/47, with a value of $1,122,000,000)	2.430%	6/7/19	1,100,000	1,100,000
RBC Capital Markets LLC NY Branch (Dated 4/22/19, Repurchase Value $803,240,000, collateralized by Treasury Inflation Indexed Note/Bond 0.125%-1.000%, 7/15/22-2/15/48, U.S. Treasury Note/Bond 1.875%-2.875%, 2/15/21-8/15/28, with a value of $816,000,000)	2.430%	6/21/19	800,000	800,000
RBC Dominion Securities Inc. (Dated 5/31/19, Repurchase Value $450,813,000, collateralized by Treasury Inflation Indexed Note/Bond 0.750%-2.125%, 2/15/40-2/15/45, U.S. Treasury Note/Bond 1.000%-6.500%, 8/31/19-11/15/47, with a value of $459,000,000)	2.410%	6/27/19	450,000	450,000
TD Securities (USA) LLC (Dated 5/30/19, Repurchase Value $200,097,000, collateralized by Federal National Mortgage Assn. 4.000%, 3/1/49, with a value of $206,000,000)	2.500%	6/6/19	200,000	200,000
Total Repurchase Agreements (Cost $21,350,000)				21,350,000
Total Investments (101.1%) (Cost $123,280,955)				123,280,955
Other Assets and Liabilities-Net (-1.1%)				(1,287,549)
Net Assets (100%)				121,993,406

1     Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.

2     The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

3     Adjustable-rate security, rate shown is effective rate at period end. Certain adjustable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

LIBOR—London Interbank Offered Rate.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

B. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the

Federal Money Market Fund

agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At May 31, 2019, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD MONEY MARKET RESERVES

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: July 18, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MONEY MARKET RESERVES

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: July 18, 2019

VANGUARD MONEY MARKET RESERVES

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: July 18, 2019

*By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 see file Number 33-32216, Incorporated by Reference.